     As filed with the Securities and Exchange Commission on July 25, 2005
                         Securities Act File No. 2-36429
                    Investment Company Act File No. 811-2033

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No.       / /
                       Post-Effective Amendment No. 78     /X/

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 48             /X/

                      (Check appropriate box or boxes.)

                                   ----------

                                THE RESERVE FUND
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

                           1250 BROADWAY, NEW YORK, NY
                                   10001-3701
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (212) 401-5500

                                   ----------

                               Amy W. Bizar, Esq.
                                The Reserve Funds
                                  1250 Broadway
                             New York, NY 10001-3701
                     (Name and Address of Agent for Service)

      Approximate date of Proposed Public Offering: immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

  / /   immediately upon filing pursuant to paragraph (b)
  / /   on (date) pursuant to paragraph (b)
  / /   60 days after filing pursuant to paragraph (a)(1)
  / /   on (date) pursuant to paragraph (a)(1)
  /X/   75 days after filing pursuant to paragraph (a)(2)
  / /   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

  / /   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered; Shares of Beneficial Interest, par value $0.001 per share.

       PRELIMINARY PROSPECTUS DATED JULY 25, 2005 - SUBJECT TO COMPLETION

 The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                     [LOGO]

                  RESERVE LIQUID PERFORMANCE MONEY MARKET FUND
                               OF THE RESERVE FUND


                                   PROSPECTUS
                                  JULY __, 2005

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
     SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                           PAGE
ABOUT THE FUND

  Investment Objective
  Principal Investment Strategies
  Principal Risks
  Performance
  Fees & Expenses
  Fund Management

YOUR ACCOUNT

  How to Buy Shares
  How to Sell Shares
  Frequent Purchases and Redemptions

SHAREHOLDER SERVICES

DIVIDENDS, DISTRIBUTIONS & TAXES

FINANCIAL HIGHLIGHTS

PRIVACY POLICY

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5930 (facsimile)
Customerservice@reservefunds.com
or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE(R)

ABOUT THE FUND

                              INVESTMENT OBJECTIVES

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund designed as a convenient alternative to the direct investment of temporary cash balances in short-term money market instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. The Fund invests only in SHORT-TERM SECURITIES and seeks to maintain a stable $1.00 share price.

     SHORT-TERM SECURITIES - securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for all other securities.

Reserve Management Company, Inc. ("RMCI" or the "Adviser"), the Fund's investment adviser, monitors a range of economic and financial factors. Based on this analysis, the assets of the Fund are invested in a mix of U.S. dollar-denominated MONEY MARKET SECURITIES that are intended to provide as high a yield as possible without violating the Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of the Fund's securities portfolio will not be more than 90 days.

     MONEY MARKET SECURITIES - short-term securities that conform to the credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund seeks to attain its objective by investing directly, or indirectly through repurchase agreements, in U.S. GOVERNMENT SECURITIES, corporate debt obligations, deposit-type obligations of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees of the Fund and instruments fully collateralized by such obligations.

     U.S. GOVERNMENT SECURITIES - securities issues by the government of the United States, its agencies and instrumentalities.

The Fund will principally invest in obligations of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation ("FDIC") and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (EURODOLLAR OBLIGATIONS and YANKEEDOLLAR OBLIGATIONS) located in major industrialized nations in Western Europe and in other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. The Fund may invest more than 25% of its assets in bank obligations.

     EURODOLLAR OBLIGATIONS - dollar-denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

     YANKEEDOLLAR OBLIGATIONS - dollar-denominated obligations issued by U.S. branches or subsidiaries of foreign banks.

The Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The Fund may invest its assets in money market funds, subject to applicable Securities and Exchange Commission ("SEC") rules, and affiliated money market funds, subject to compliance with an SEC exemptive order applicable to the Fund, currently up to 25% of such affiliated funds. The portion of the Fund's assets invested in money market funds will vary based on market conditions. The Fund may also invest up to 100% of its assets in affiliated money market funds during the Fund's initial investment period.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.

EXPENSES OF OTHER INVESTMENT COMPANIES. If the Fund invests in another investment company, the Fund's shareholders would be indirectly subject to the fees and expenses of that investment company, in addition to the fees and expenses of the Fund, except in the case of affiliated funds, where RMCI will absorb the additional fees and expenses.

SUITABILITY. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

                                 PRINCIPAL RISKS

The Fund is a money market mutual fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. You may also make money.

The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on the Fund's portfolio and therefore the Fund's yield:

INTEREST RATE AND YIELD FLUCTUATION RISK. Most of the Fund's performance depends on interest rates, and when interest rates fall, the Fund's yields will typically fall as well. In addition, as investments mature, the proceeds are reinvested at rates that may be lower than levels previously earned. When interest rates rise, the value of an investment in debt securities generally goes down, although the value of long-term debt securities generally goes down more than the value of short-term securities.

CREDIT RISK. Credit risk depends on the ability of an issuer to repay principal and interest when due and the terms of a particular obligation. A decline in the credit quality or credit rating of an issuer, or of the provider of credit support or a maturity-shortening structure for a security, can cause the value of the Fund's investment in the security to decrease.

REPURCHASE AND REVERSE REPURCHASE AGREEMENT RISK. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on the Fund's ability to dispose of the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities at the agreed time or at all. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss on the transaction.

BANKING INDUSTRY RISK. The risks of investing in the banking industry include interest rate risk, credit risk and the risk of adverse regulatory developments.

FOREIGN SECURITIES RISK. Investments in foreign securities involve certain additional risks such as unfavorable political and economic developments, imposition of withholding taxes, seizure of foreign deposits and currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign companies are not regulated by U.S. authorities and are generally not bound by financial reporting standards comparable to U.S. standards.

RISK/RETURNS. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

MUNICIPAL SECURITIES. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

                                   PERFORMANCE

No performance information is included since, as of the date of this Prospectus, the Fund has not yet commenced operations.

For the Fund's performance information, call toll-free 800-637-1700 or visit our Web site at www.reservefunds.com.

                                 FEES & EXPENSES

You will pay certain fees and expenses, described in the table below, if you buy and hold the different classes of shares of the Fund.

                                         CLASS 10   CLASS 15   CLASS 20   CLASS 25   CLASS 35   CLASS 45
                                         --------   --------   --------   --------   --------   --------
SHAREHOLDER FEES
(Fees paid directly from your
investment)
   Low Balance Fee*                          0.00%      0.00%      0.00%      0.00%      0.00%      0.00%
   Redemption Fees**                         0.00%      0.00%      0.00%      0.00%      0.00%      0.00%

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund
assets)
   Management Fee***                         0.10%      0.15%      0.20%      0.25%      0.35%      0.45%
   Distribution  and Service (12b-1) Fee     0.00%      0.00%      0.00%      0.00%      0.00%      0.00%
   Other Expenses+                           0.00%      0.00%      0.00%      0.00%      0.00%      0.00%
                                         --------   --------   --------   --------   --------   --------

Total Annual Fund Operating Expenses++       0.10%      0.15%      0.20%      0.25%      0.35%      0.45%

* The Fund may charge a monthly "Low Balance Fee" (currently $15). See "How to Sell Shares."

** Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

*** The Fund pays a "Comprehensive Management Fee" that includes the advisory fee of 0.08%, as well as all administrative and customary operating expenses of the Fund, and shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include the amounts described in footnote + below, for which the Fund pays its direct or allocated share.

+ Other Expenses include interest charges, taxes, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, costs of shareholder meetings, including proxy solicitation, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. Although the Fund has not commenced operations, it estimates that these expenses for each class will be less than 0.005%.

++ The Adviser reserves the right to recover in subsequent periods any excess reimbursement or contingent waiver allowed to the Fund for a period of not more than three fiscal years. If the Fund invests in an affiliated money market fund, it will reduce the fees and expenses payable by Fund investors by the amount of fees and expenses charged by that affiliated fund. If the Fund invests in an unaffiliated money market fund, shareholders would bear both their proportionate share of fees and expenses in the Fund (including investment advisory fees) and, indirectly, the fees and expenses of such money market fund (including investment advisory fees of that fund).

The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares. The Fund has not yet commenced operations, therefore the Other Expenses in the table above are estimated expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE ENDS OF THOSE PERIODS. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (before fee waivers and expense reimbursements or credits) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 SHARE CLASS    ONE YEAR    THREE YEARS
                 -----------    --------    -----------
                 Class 10         $  11        $  33
                 Class 15         $  16        $  50
                 Class 20         $  21        $  66
                 Class 25         $  26        $  83
                 Class 35         $  37        $ 115
                 Class 45         $  47        $ 148

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of any period.

                                 FUND MANAGEMENT

THE INVESTMENT ADVISER. Reserve Management Company, Inc., 1250 Broadway, New York, NY 10001-3701, the Fund's investment adviser, has provided management and investment advice to companies within the Reserve family of funds since November 15, 1971. As of December 31, 2004, RMCI had over $24 billion in assets under management. RMCI manages the Fund, subject to the policies adopted by the Board of Trustees, under the terms of an Investment Management Agreement.

The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to the Fund, including transfer agent services. For its services, the Fund pays RMCI a comprehensive management fee at an annual rate based on average daily net assets of each outstanding class of the Fund's shares according to the schedule below. The fees are charged daily and paid periodically. RMCI may waive fees at its discretion. Such fee waivers are voluntary and may be discontinued at any time. RMCI reserves the right to recover any reimbursement or contingent waiver allowed to the Fund for a period of not more than three fiscal years after the reimbursement or waiver.

The comprehensive management fee (as a percentage of average daily net assets) for each Class is as follows:

                     COMPREHENSIVE                 COMPREHENSIVE
          CLASS      MANAGEMENT FEE    CLASS      MANAGEMENT FEE
          ------    ---------------    ------    -----------------
          10             0.10%         25             0.25
          15             0.15          35             0.35
          20             0.20          45             0.45

The portion of the comprehensive management fee for services other than investment advice can be changed by the Board of Trustees without shareholder approval.

YOUR ACCOUNT

                                HOW TO BUY SHARES

SHARE CLASSES. The Fund offers a number of share classes, which are designed to offer a variety of pricing options and services to meet the needs of institutions that make Fund shares available to their customers. You will need to decide on a share class to purchase before making your initial investment. You should consider the size of your investment and the impact of potential costs over the life of your investment. Each share class is available to all investors who meet the investment minimum for the class, as described below. Each share class may not be available for purchase in all states.

ACCOUNT OWNERSHIP. You will need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Fund will not be responsible for actions taken by either party with respect to this type of account.

MINIMUM PURCHASES. Different share classes are subject to different minimum initial and subsequent investment requirements, as indicated below. The Fund may change the minimum investment requirements at any time.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT:

SHARE CLASS     MINIMUM INITIAL INVESTMENT     MINIMUM SUBSEQUENT INVESTMENT
-----------     --------------------------     -----------------------------
Class 10             $   40,000,000                        None
Class 15             $   20,000,000                        None
Class 20             $   15,000,000                        None
Class 25             $   10,000,000                        None
Class 35             $    7,000,000                        None
Class 45             $    5,000,000                        None

HOW FUND SHARES ARE PRICED. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is the Fund's net asset value (NAV) per share for that class of shares. The NAV is calculated by taking the total value of the assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding.

The Fund's NAV is calculated as of 5:00 p.m. Eastern Time, its cutoff time for accepting purchase orders and redemption requests. Generally, the NAV is not calculated and purchase and redemptions orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next NAV calculated after your order is received by the Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc. No purchase of shares will be modified or cancelled after the 5:00p.m. cutoff time set for calculating the Fund's NAV.

The Fund will generally use market prices obtained from independent pricing services to value its assets. If market prices are not readily available, or if, in the judgment of the Trustees, such pricing information does not represent fair value, the Fund's assets will be priced using "fair value." Such "fair value" determination shall be made by the Valuation Committee or the Adviser. A security's "fair value" price may differ from the price next available from independent providers or the market price. For securities whose remaining maturity is 60 days or less, the Fund will use amortized cost, which does not take into account market fluctuations.

PAYMENT FOR SHARES. All share purchases must be paid for in U.S. dollars via check or federal wire. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks or post-dated checks will not be accepted. In addition, in order to protect the Fund from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account and we may close an existing account at any time for any or no reason. All payments for share purchases must be made by one of the two methods noted below:

   - By check - You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve Liquid Performance Money Market Fund or payable to and endorsed by the account holder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear, and the investor will be liable for any portfolio loss and costs the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve Funds, 1250 Broadway, 32nd Floor, New York, NY 10001-3701.

   - By federal wire - Please call Reserve at 800-637-1700 between 8:00 a.m. and 6:00 p.m. Eastern Time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires that do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

INVESTMENTS THROUGH THIRD PARTIES. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with the Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

INVESTMENTS THROUGH THE EXCHANGE PRIVILEGE. Investors can acquire shares of the Fund by an exchange from the same class of Reserve money market funds and shares of affiliated Hallmark Funds. Any new account established through an exchange will have the same privileges as the original account (provided that they are available), except that check-writing and debit card privileges may vary.

RIGHT TO REFUSE PURCHASES AND EXCHANGES. The Fund reserves the right to refuse any purchase or exchange request for any reason.

                               HOW TO SELL SHARES

You may redeem your shares on any day that the Fund's net asset value is calculated. Shares will be redeemed at the next NAV determined after receipt of a redemption request, by telephone or in writing, by the Fund or by an authorized financial intermediary in proper form. Redemption requests received after the cutoff time for the calculation of the Fund's NAV on any day will be redeemed at the NAV calculated on 5:00 p.m. the next business day. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is received.

Redemption proceeds can be paid by check or by wire transfer. When redeeming recently purchased shares, please be aware that if the Fund had not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (not more than fifteen (15) calendar days from the date of purchase). The Fund assumes no responsibility for delays in the receipt of wired or mailed funds. The Fund may suspend the redemption of shares for over seven (7) days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

TELEPHONE REQUESTS. If you completed the "Redemption and Exchanges by Telephone" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Fund, send a written request with a medallion signature guarantee to the Fund. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. The Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions that it reasonably believes to be genuine.

WRITTEN REQUESTS. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of required account holders. A medallion signature guarantee may also be required for the types of redemptions listed below.

SIGNATURE GUARANTEES. The following types of redemptions may require written instructions and a medallion signature guarantee:

   - the redemption is for more than $10,000 or the redemption proceeds are being sent to an address other than the bank or brokerage account previously designated by the shareholder; or

   -  the account address has been changed within the past thirty (30) days; or

   - the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Fund from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

REDEMPTIONS THROUGH THIRD PARTIES. If you purchased or hold your shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the firm's own redemption minimums, services fees or other requirements, which may be different from those described here.

REDEMPTIONS THROUGH THE EXCHANGE PRIVILEGE. Investors can exchange some or all of their shares for shares of the same class in other Reserve funds or shares of the affiliated Hallmark Funds. Investors can request an exchange in writing or, if you have provided the proper information, by telephone. Be sure to read the current Prospectus for any fund into which you would like to exchange. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). There is currently no fee for exchanges among funds in the Reserve and Hallmark family of funds. The Fund reserves the right to change or discontinue the exchange privilege on sixty
(60) days' notice from the Fund.

REDEMPTIONS IN KIND. If the amount of a redemption request is large enough to affect the Fund's operations, the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

MINIMUM BALANCE REQUIREMENTS. Because of the expenses of maintaining shareholder accounts, if an account has an average monthly account balance of less than the minimum required for that share Class, and there has been no shareholder activity in the account for the past 12 months, the Fund may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem the shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. The applicable minimum balance requirements are $100,000 in Classes 10, 15, 20, 25, 35 and 45. Some financial intermediaries may establish different minimum balances and fee amounts.

                       FREQUENT PURCHASES AND REDEMPTIONS

The Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Frequent purchase, sale or exchange transactions present risks to the Fund's long-term shareholders. These risks include interference with portfolio management strategies and increased expenses. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds.

                              SHAREHOLDER SERVICES

The Fund offers a variety of shareholder services to make it more convenient for you to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our Web site at www.reservefunds.com. Applications for some of these services are also available on our Web site in the "Form Library" of the "Literature Center."

                        DIVIDENDS, DISTRIBUTIONS & TAXES

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in the Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by the Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting the Fund and its shareholders are subject to change, including retroactive change.

The Fund declares dividend distributions daily and pays them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. Shareholders redeeming shares will receive all dividends declared through the date of redemption. The Fund anticipates that most of its dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of the Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

Distributions of any long-term capital gains earned by the Fund would be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Fund. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because the Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

After the end of each year, the Fund will provide you with information about the dividends and distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

It is the Fund's intention to distribute substantially all of its net investment income. At times a portion of the Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, the Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, would be distributed by the Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund.

                              FINANCIAL HIGHLIGHTS

As the Fund has not yet commenced operations, no financial information is available as of the date of this Prospectus.

                 PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*

PROTECTING CUSTOMER INFORMATION: Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

WHO IS COVERED BY OUR PRIVACY POLICY: This Privacy Policy applies to all current and former customers of The Reserve Funds. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our Web site at www.reservefunds.com. The site also contains links to unaffiliated Web sites. The Reserve Funds is not responsible for the privacy practices or the content of such other Web sites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.reservefunds.com. You will be notified of any major change to the Privacy Policy.

TYPES OF INFORMATION WE COLLECT FROM OUR CUSTOMERS:

   - Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

   - Information about your Reserve account, account transactions (E.G., account number, spending and payment history, use of online products and services) and other transactions with The Reserve Funds and others.

   - Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

   - If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our Web site keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage and to improve our Web site. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

   - If you utilize Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

USE OF INFORMATION: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

   - LEGAL AND ROUTINE BUSINESS REASONS. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

   - MARKETING PURPOSES. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

   - SHARING INFORMATION WITHIN RESERVE. The Reserve Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS: If you have any questions, please call our Institutional Sales Department between the hours of 8:00 a.m. - 5:00 p.m. Eastern Time or send a letter to The Reserve Funds, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

WE CONSTANTLY EVALUATE OUR PROCEDURES TO PROTECT PERSONAL INFORMATION AND MAKE EVERY EFFORT TO KEEP YOUR PERSONAL INFORMATION ACCURATE AND CURRENT. IF YOU IDENTIFY ANY ERROR IN YOUR PERSONAL INFORMATION OR NEED TO CHANGE THAT INFORMATION, PLEASE CONTACT US AND WE WILL UPDATE OUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US BY E-MAIL AT customerservice@reservefunds.com OR CALL US AT

OPTIONS RELATING TO DISCLOSURE OF PERSONAL INFORMATION: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@reservefunds.com or call us at 1-800-637-1700 and press zero. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our Web site.

WAYS YOU CAN PROTECT YOUR PRIVACY:

Here are some measures to take to help prevent theft of your identity:

- Do not share your account information, including personal or secret codes or passwords, with others.

-  Never provide confidential information to unknown callers.

-  Protect your account records including all statements and receipts.

- Use a secure browser when doing business on the Internet, and exit online applications when finished.

IF YOU BELIEVE YOU MAY BE A VICTIM OF IDENTITY THEFT, YOU SHOULD:

   -  Contact Reserve customer service immediately.

   - Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

   - File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

   - Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

* All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Company, Inc., or Resrv Partners, Inc., member NASD.

This Prospectus contains the information about the Fund that a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into (considered part of) this Prospectus. Additional information about a Fund's investments is also available in a Fund's Annual and Semi-Annual Reports. The Annual and Semi-Annual Reports list each Fund's portfolio holdings, describe Fund performance, include financial statements for each Fund, and discuss market conditions and strategies that significantly affected each Fund's performance during its past fiscal year. You may obtain copies of these reports or the Statement of Additional Information at no cost by calling 800-637-1700, by visiting our website at www.reservefunds.com or by writing to the Reserve Funds, 1250 Broadway, New York, NY 10001.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

[LOGO]

1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24 HOUR PERFORMANCE AND BALANCE INFORMATION 800-637-1700 -- www.reservefunds.com

Distributor -- Resrv Partners, Inc.
RPES-__/05

Reserve Liquid Performance Money Market Fund
Investment Company Act File Number: 811-2033
(C) Reserve Management Company, Inc.

[LOGO]

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND
OF THE RESERVE FUND


PROSPECTUS
_______, 2005

                   SUBJECT TO COMPLETION - DATED JULY 25, 2005

                       STATEMENT OF ADDITIONAL INFORMATION

                           RESERVE LIQUID PERFORMANCE

                                MONEY MARKET FUND
                                       OF
                                THE RESERVE FUND

                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 - 800-637-1700

                                   ----------

                   24-HOUR PERFORMANCE AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 - www.reservefunds.com

The Reserve Fund (the "Trust") was organized on February 1, 1970 as a Maryland corporation and reorganized on October 28, 1986 as a Massachusetts business trust. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 as amended (the "Investment Company Act"). This Statement of Additional Information ("SAI") describes the Trust and one of its series:
Reserve Liquid Performance Money Market Fund (the "Fund"), a non-diversified investment management company. At the date of this SAI, the Trust had eight series authorized: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund, Strategist Money-Market Fund and the Liquid Performance Money Market Fund. As of the date of this SAI, the Liquid Performance Money Market Fund has six classes of shares
- Class 10, Class 15, Class 20, Class 25, Class 35 and Class 45. Additional series and classes may be added by the Board of Trustees of the Trust (the "Trustees") without a shareholder vote.

                                   ----------

This SAI is not a prospectus, and should be read in conjunction with the prospectus of the Fund dated ______, 2005 (the "Prospectus"). The Prospectus is incorporated by reference into this SAI, and this SAI is incorporated by reference into the Prospectus.

A copy of the Prospectus may be obtained without charge by writing to the Trust at the address shown above or by calling Reserve Management Company, Inc., the Fund's investment adviser ("RMCI" or the "Adviser"), toll-free at 800-637-1700, or by accessing our Web site at www.reservefunds.com. The SEC maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference and other information regarding the Fund.

                                   ----------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED JULY __, 2005.

        TABLE OF CONTENTS                                                            PAGE
                                                                                     ----
        Description of the Fund
        Investment Strategies and Risks
        Portfolio Transactions
        Management of the Trust
        Investment Management Arrangements
        Portfolio Manager Disclosure
        Other Service Providers
        Information About the Trust
        How to Buy and Sell Shares
        Shareholder Services
        Dividends, Distributions and Taxes
        Performance Information
        Financial Statements
        Ratings
        Appendix A - Proxy Voting Policy and Procedures
        Appendix B - Report of Independent Registered Public Accounting Firm

          Shares of the Fund are neither guaranteed nor insured by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                             DESCRIPTION OF THE FUND

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. Achievement of this objective is not guaranteed. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act. There can be no assurance that the Fund will achieve its objective.

Investment in the Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund. It is also possible to make money.

The Fund is a non-diversified mutual fund. Under Section 5(b) of the Investment Company Act, a diversified fund must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management Investment company other than a diversified company is defined as a non-diversified company pursuant to Section 5(b)(2). The Fund may invest more than 5% of its assets in securities issued by agencies and instrumentalities of the United States government. Up to 25% of the Fund's assets may be invested in affiliated money market funds.

In addition, the Fund intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act, which generally limits a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets. Money market funds are also subject to the credit quality and maturity requirements of Rule 2a-7. Accordingly, the Fund may invest only in securities with a remaining maturity of 397 days or less for individual securities and must maintain a dollar-weighted average portfolio maturity of 90 days or less.

The following information supplements, and should be read in conjunction with, the Prospectus.

                         INVESTMENT STRATEGIES AND RISKS

FUND POLICIES. The Fund's investment objective and the following fundamental investment policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). The Fund cannot:

     (1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

     (2) issue senior securities except in compliance with the Investment Company Act;

     (3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     (4) invest 25% or more of its total assets in any particular industry or group of industries, except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;

     (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

     (6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

     (7) sell any security short or write, sell or purchase any futures contract or put or call option; and

     (8) make investments on a margin basis, except to obtain such short-term credits as may be necessary for the clearance of transactions.

Notwithstanding the foregoing investment restrictions, the Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objectives as the Fund. If the Fund invests in an affiliated money market fund, it will reduce the fees and expenses payable by Fund investors by the amount of fees and expenses charged by that affiliated fund. If the Fund invests in an unaffiliated money market fund, shareholders would bear both their proportionate share of fees and expenses in the Fund (including investment advisory fees) and, indirectly, the fees and expenses of such money market fund (including the investment advisory fees of that fund).

The Investment Company Act prohibits open-end funds from issuing "senior securities" other than bank borrowings that have at least 300% asset coverage. The Fund will not be considered to have issued a "senior security" by entering into reverse repurchase agreements because it will maintain liquid assets in a segregated account having a value equal to the repurchase price, including interest.

Although not currently using a "master/feeder" structure, pursuant to receipt of an order of exemption from the SEC, the Trust may use a "master/feeder" structure if approved by an affirmative vote of the Trustees, including the independent Trustees, and 60 days' advance written notice is made to all shareholders. In that case, the Fund would be a "feeder fund," meaning that it would invest in a corresponding "master fund" rather than investing directly in securities. The master fund in turn invests in securities using the strategies described in the Prospectus. If the Fund invests in a "master fund," its overall expense ratio may increase.

The Fund and RMCI have obtained an order of exemption (the "Order") from the SEC to permit the investment of uninvested cash amounts in certain money market funds advised by RMCI ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the program does not involve overreaching by RMCI or any of its affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that, in connection with the renewal of RMCI's advisory agreement with the Fund, the Board of Trustees evaluate whether to reduce the advisory fee to account for any change in the services provided to the Fund by RMCI as a result of the investment in the Investment Funds.

The following section contains more detailed information about the types of instruments in which the Fund may invest and a summary of related risks. The Fund may not buy all of these instruments or use all of these techniques; they will be utilized if, in the Adviser's opinion, it believes that such action will help the Fund achieve its investment objective.

U.S. GOVERNMENT SECURITIES AND U.S. TREASURY OBLIGATIONS. U.S. government securities include a variety of instruments that are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS, U.S. government securities that include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government; other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

BANK OBLIGATIONS. The Fund may invest in bank obligations, including certificates of deposit ('CDs") banker's acceptances, letters of credit, commercial paper and time deposits. A CD is a negotiable certificate representing a bank's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A banker's acceptance is a negotiable obligation of a bank to pay a draft that has been drawn on it by a customer. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time.

Domestic banks are subject to extensive government regulations that may limit the amount and types of loans that may be made and the interest rates that may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. The Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

FOREIGN BANK OBLIGATIONS. The Fund may also invest in obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks ("Eurodollar" obligations), which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund. Investment in these securities involves risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund's custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

FOREIGN SECURITIES. The Fund may invest in corporate debt obligations of foreign companies and U.S. dollar-denominated obligations of foreign banks located in industrialized nations such as Australia and Canada and the nations of Western Europe and foreign branches of U.S. and foreign banks that at the time of investment have more than $25 billion (or the equivalent in other currencies) in total assets. Investment in these securities involve risks, which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest.

Furthermore, foreign companies are not regulated by U.S. authorities and are generally not bound by financial reporting standards comparable to U.S. standards.

CORPORATE DEBT OBLIGATIONS. The Fund may invest in commercial paper, i.e., investment grade corporate debt obligations. Investment grade corporate debt obligations are rated in one of the four highest rating categories by Moody's Investors Service, Inc. ("Moody's")or The Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P"), or if unrated, are determined by RMCI to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in this SAI. See "Ratings".

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by the Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the sale of such securities, although RMCI will consider such event in its determination of whether the Fund should continue to hold the security. RMCI may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices.

MUNICIPAL OBLIGATIONS. The Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The two principal classifications of municipal obligations are "general obligation" bonds and "revenue" or "special obligation" bonds. General obligation bonds are backed by the issuer's faith, credit and taxing power. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment. The Primary Fund's portfolio may include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a normal commitment but not a legal obligation of a state or municipality. Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.

The Fund will purchase municipal securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody's or SP-1 or SP-2 or A-1 or A-2 by S&P. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Primary Fund may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest. Yields on municipal obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

WHEN-ISSUED MUNICIPAL OBLIGATIONS. Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Fund's ability to purchase municipal obligations on a when-issued basis. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV") per share. The Fund will also maintain readily marketable assets, at least equal in value to its commitments for when-issued securities, specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

REPURCHASE AGREEMENTS. The Fund may invest in securities pursuant to repurchase agreements ("repos"). Under such agreements, the Fund purchases and simultaneously contracts to resell securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. The Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Trustees. To reduce the risk of incurring a loss on a repo, the Fund will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund's account at its Custodian.

A repo may be construed to be a collateralized loan by the purchaser to the seller secured by the securities transferred to the purchaser. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security. The Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements ("reverse repos") when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. Reverse repos involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price. A reverse repurchase agreement involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with such transactions. It is the Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

ILLIQUID SECURITIES. The Fund will not hold more than 10% of its net assets in illiquid securities, including repos maturing in more than seven (7) days.

Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the Fund's investments is monitored by the Adviser under the supervision and direction of the Trustees. Investments currently not considered liquid include repos not maturing within seven days and certain restricted securities.

Certain illiquid securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on Fund management or performance.

BORROWING. The Fund has the authority to borrow money, including through reverse repo transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing subjects the Fund to interest costs. Borrowing could also involve leverage if securities were purchased with the borrowed money. To avoid this, the Fund will not purchase securities while borrowings are outstanding.

SECURITIES LENDING AGREEMENTS. The Fund may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund's assets. The Fund will receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. Under current regulations, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As the result, a Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for the settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund may pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all applicable regulatory requirements including the rules of the New York Stock Exchange (the "NYSE" or the "Exchange").

The Fund could suffer a loss in the event that there are losses on investments made with such collateral. In the event the borrower defaults on its obligations, the Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral.

CREDIT QUALITY. The SEC has adopted regulations that dictate the credit quality requirements for money market funds. These require the Funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO"), or by one if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality. Money market fund shares and U.S. government securities are also first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by the Fund, the Adviser would take such action, including no action, determined to be in the best interest of the Fund.

RISKS OF INVESTING IN THE FUND. The principal risk factors associated with an investment in the Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise a Fund's assets.

     CREDIT RISK. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. This risk is reduced to the extent the Fund limits its debt investments to U.S. Treasury or U.S. government securities.

     INTEREST RATE RISK. Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. The Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.

TEMPORARY DEFENSIVE POSITIONS. The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies to attempt to respond to adverse market, economic, political or other conditions. The Fund would generally, in adopting a temporary defensive position, buy more conservative U.S. government securities. If the Fund invests in a money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including the investment advisory fees of that fund), except in the case of affiliated funds where RMCI will absorb the additional fees and expenses. Further, in an extreme emergency, the Fund would maintain a large percentage of uninvested cash. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

DISCLOSURE OF PORTFOLIO HOLDINGS. A complete list of the Fund's portfolio, as of the previous day if available, will be sent via facsimile at no charge by calling 800-637-1700. This information is available to any person or entity on request. Since the Fund considers this information to be publicly available, there is no restriction on the redistribution of the information. The Fund's chief investment officer is responsible for authorizing the daily release of the portfolio holdings.

                             PORTFOLIO TRANSACTIONS

PORTFOLIO TRANSACTION EXPENSES. Investment transactions by the Fund are normally principal transactions at net prices. Therefore, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after-market transactions with dealers involve a spread between the bid and asked prices. As the Fund has not commenced operations, the Fund has not yet paid any brokerage commissions.

The Adviser places all orders for the purchase and sale of the Fund's investment securities, subject to the overall supervision of the officers and the Trustees of the Fund. In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields. In determining the best net results, the Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Adviser, and any statistical, research or other services provided by the dealer to the Adviser. To the extent such non-price factors are taken into account, the execution price paid may be increased but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by the Adviser. Dealers who execute investment securities transactions may also sell shares of the Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of dealers.

FEE ALLOCATION. When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by the Adviser, the fees for such transactions are allocated generally in accordance with the amount of the order placed for each fund. The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

                             MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all material agreements between the Fund and the Fund's service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee consists of these Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act (the "Independent Trustees"). The Audit Committee reviews the Fund's compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The Nominating Committee, also comprised of these Independent Trustees, evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required. The Nominating Committee does not consider nominees recommended by shareholders. The Valuation Committee, which is comprised of at least two (2) Trustees at all times, one of whom must be an Independent Trustee, oversees the implementation of the Fund's valuation procedures.

BIOGRAPHICAL INFORMATION. Biographical information relating to the Independent Trustees, the Officers of the Fund and the Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act (the "interested Trustee"), is set forth below. The Trustees and the Officers of the Fund oversee seven registered investment companies, with 30 portfolios, in the Reserve/Hallmark fund family.

INTERESTED TRUSTEE:

                                                               PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND      POSITIONS WITH    TERM OF OFFICE** AND  DURING THE LAST FIVE                        OTHER
AGE                       THE TRUST       LENGTH OF SERVICE    YEARS                                   DIRECTORSHIPS
--------------------  -----------------  --------------------  ------------------------------  ------------------------------
Bruce R. Bent*+       Chairman, Chief    Chairman and Chief    President of Reserve            None
Age: 67               Executive Officer  Executive Officer     Management Company, Inc.
The Reserve Funds     and Trustee        since inception       ("RMCI"), Director and
1250 Broadway                                                  Chairman/Chief Executive
New York, NY10001                        Trustee since         Officer of Reserve Management
                                         inception             Corporation ("RMC"), and
                                                               Chairman and Director of Resrv
                                                               Partners, Inc. ("Resrv") since
                                                               2000; Chairman and Director of
                                                               Reserve International
                                                               Liquidity Fund (USD) Ltd.
                                                               since 1990.

                                                               A founder and officer of The
                                                               Reserve Funds since inception;
                                                               Trustee of other Reserve and
                                                               Hallmark Funds

                              INDEPENDENT TRUSTEES:

                                                               PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND      POSITIONS WITH    TERM OF OFFICE** AND  DURING                                      OTHER
AGE                       THE TRUST       LENGTH OF SERVICE    THE LAST FIVE YEARS                     DIRECTORSHIPS
--------------------  -----------------  --------------------  ------------------------------  ------------------------------
Edwin Ehlert, Jr.     Trustee            Since inception       Retired. President, Premier     None
Age: 74                                                        Resources, Inc. (meeting
2517 Highway #35,                                              management firm) since 1987;
Bldg. J                                                        Trustee of other Reserve and
Manasquan, NJ                                                  Hallmark Funds
08736

William J. Montgoris  Trustee            Since inception       Retired since 1999; Chief       Stage Stores, Inc. (Since 2004)
Age: 57                                                        Operating Officer of The Bear
286 Gregory Road                                               Stearns Companies, Inc. from
Franklin Lakes, NJ                                             1979 to 1999; Trustee of other
07417                                                          Reserve and Hallmark Funds

                         OFFICERS WHO ARE NOT TRUSTEES:

                                                         TERM OF
                                                   OFFICE** AND LENGTH  PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE   POSITIONS WITH THE TRUST        OF SERVICE      THE LAST FIVE YEARS
---------------------  --------------------------  -------------------  ------------------------------------------------
Bruce R. Bent II       President and Assistant     Since inception      Senior Vice President, Secretary and Assistant
Age: 39                Treasurer                                        Treasurer of RMCI, Senior Vice President,
The Reserve Funds                                                       Secretary and Assistant Treasurer of RMC, and
1250 Broadway                                                           Secretary, Assistant Treasurer and Director of
New York, NY 10001                                                      Resrv since 2000; Trustee of The Reserve Fund,
                                                                        the Reserve Tax-Exempt Trust, Reserve New York
                                                                        Tax-Exempt Trust, and the Hallmark Equity Series
                                                                        Trust from 1999 to 2001; Vice President of RMC,
                                                                        RMCI and Resrv from 1992 to 2000.

Arthur T. Bent III     Chief Operating             Since inception      Chief Operating Officer/Treasurer, Senior Vice
Age: 37                Officer/Treasurer, Senior                        President and Assistant Secretary of RMCI,
The Reserve Funds      Vice President and                               President, Treasurer and Assistant Secretary of
1250 Broadway          Assistant Secretary                              RMC, and Treasurer, Assistant Secretary and
New York, NY 10001                                                      Director of Resrv since 2000; Vice President
                                                                        RMC, RMCI and Resrv from 1997 to 2000.

Daniel F. Barry        Controller                  Since inception      Controller of Resrv Partners, Inc., Controller
Age: 58                                                                 of RMCI since 2004; Vice President, Fund
The Reserve Funds                                                       Accounting and Administration Services, The Bank
1250 Broadway                                                           of New York, from 2000 to 2004; Senior Vice
New York, NY 10001                                                      President and member of the Board of Trustees,
                                                                        Daiwa Securities Trust Company, from 1990 to
                                                                        2000.

Amy W. Bizar           Secretary                   Since inception      General Counsel of RMCI, Counsel of Resrv
Age: 59                                                                 Partners, Inc., General Counsel of Reserve
The Reserve Funds                                                       Management Corporation since 2004; Vice
1250 Broadway                                                           President and Senior Counsel, Banking and
New York, NY 10001                                                      Regulatory Affairs, GE Consumer Finance -
                                                                        Americas, from 1998 to 2003.

----------
* MR. BENT IS AN "INTERESTED PERSON" OF THE TRUST AS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.
** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE MAY BE REMOVED AT ANY MEETING OF SHAREHOLDERS BY A VOTE OF A MAJORITY OF THE TRUST'S SHAREHOLDERS. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE
     (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE INDEPENDENT TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS. OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.
+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

SHARE OWNERSHIP. As of December 31, 2004, the Trustees were the beneficial owners of the equity securities of the Fund, and of all the Funds and Trusts in the Reserve/Hallmark family of funds overseen by each Trustee (the "Supervised Funds"), as indicated below:

                                              AGGREGATE DOLLAR       AGGREGATE DOLLAR RANGE
                                               RANGE OF EQUITY       OF EQUITY SECURITIES IN
                                           SECURITIES IN THE FUND*    ALL SUPERVISED FUNDS
                                           -----------------------   -----------------------
         INTERESTED TRUSTEE:
         Bruce R. Bent                              None                  over $100,000

         INDEPENDENT TRUSTEES:
         Edwin Ehlert, Jr.                          None                   over $100,000
         William J. Montgoris                       None                 $50,001-$100,000

----------
         * As of December 31, 2004, the Fund had not commenced operations.

As of December 31, 2004 neither the Independent Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. ("Resrv" or the "Distributor") or an entity controlling, controlled by or under common control with the Adviser or the Distributor. As of the date of this SAI, RMCI, as sole initial shareholder, owned all of the outstanding shares of each class of the Fund.

TRUSTEE COMPENSATION. The non-interested Trustees are paid a fee of $3,500 for each Board meeting of the Trust that they attend in person, a fee of $1,000 for each joint telephonic meeting of the Trust that they participate in, an annual fee of $40,000 for service to all of the trusts in the Reserve/Hallmark fund complex and reimbursement for any out-of-pocket expenses of attending meetings. These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund's relative net assets. The Trustees do not receive any pension or retirement benefits. As the Trust has not commenced operations, no financial information is available as of the date of this SAI. Therefore, the following chart represents an estimate of the future payments that would be made during the Trust's current fiscal year.

                                              COMPENSATION     COMPENSATION FROM ALL
         NAME OF TRUSTEE                     FROM THE FUND*   RESERVE/HALLMARK TRUSTS
         ----------------------------------  --------------   -----------------------
         INTERESTED TRUSTEE:
         Bruce R. Bent                            None                 None

         INDEPENDENT TRUSTEES:
         Edwin Ehlert, Jr.                         $                    $
         William J. Montgoris                      $                    $

----------
*This is an estimated amount as the Fund had not yet commenced operations as of the date of this SAI.

Under the Declaration of Trust, the Trustees and Officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust. Neither the interested Trustee nor the Officers of the Fund receive any compensation from the Trust or the Fund.

CODE OF ETHICS. The Trust, its Adviser and Resrv have adopted a Code of Ethics (the "Code"), respectively, conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

PROXY VOTING. The Trustees have delegated proxy voting authority with respect to the Fund's portfolio securities to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix A to this SAI with respect to the Trust. RMCI believes that the policy and procedures ensure that proxies are voted in the best interests of the Fund, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, are available upon request. Please contact The Reserve Funds, 1250 Broadway, New York, NY 10001-3701, attn: Client Services or call 800-637-1700 to request a copy.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trust. Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are considered "controlling persons" of RMCI based on their direct and indirect securities ownership.

INVESTMENT MANAGEMENT AGREEMENT. The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with the Adviser (the "Management Agreement") that provides for a comprehensive management fee structure. Under the Management Agreement, RMCI manages the respective Fund's investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Management Agreement with the Fund, RMCI is paid a comprehensive management fee (the "Management Fee"), which includes the advisory fee (0.08% of each Class's average daily net assets), all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government-imposed fees and expenses, including but not limited to federal and state registration fees, costs of shareholder meetings, including proxy solicitations, the compensation of the chief compliance officer and related expenses, payments pursuant to the Trust's distribution plan, and the fees and expenses of the Independent Trustees, for which the Fund pays its direct or allocated share. The Management Fee is paid on the average daily net assets of the Fund according to the following schedule:

        CLASS 10      CLASS 15    CLASS 20    CLASS 25   CLASS 35    CLASS 45
        0.10%         0.15%       0.20%       0.25%      0.35%       0.45%

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate and other payments to Intermediaries.

                      APPROVAL OF THE MANAGEMENT AGREEMENT

In approving the Management Agreement, the Board, including the Independent Trustees, considered the following factors: (1) the nature, extent, and quality of the services to be provided by RMCI; (2) the investment performance of RMCI;
(3) the costs of the services to be provided and profits expected to be realized by RMCI and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board received and considered information regarding the nature, extent and quality of the advisory and other services expected to be provided to the Fund by RMCI under the Management Agreement. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the types of securities in which the Fund would invest. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other registered investment companies advised by RMCI for comparable services. As the Fund had not yet commenced operations, the Board discussed and considered the investment performance of other funds advised by RMCI.

The Board received, analyzed and considered a profitability analysis of RMCI based on the fees payable under the Management Agreement, including any fee waivers or fee caps, and the costs expected to be incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other.

The Board noted that, as the comprehensive management fee proposed to be paid by the Fund was currently structured, fee levels did not reflect any economies of scale that potentially could be realized.

The Board reviewed and considered the advisory fee portion of the comprehensive management fee (I.E., an annual rate of 0.08% of the Fund's average daily net assets (the "Advisory Portion")) to be paid to RMCI in light of the extent and quality of the advisory services to be provided. Additionally, the Board received and considered information comparing the Advisory Portion with the advisory fee charged by other advisers to funds with investment mandates similar to the Fund.

                                   CONCLUSIONS

In selecting RMCI and approving the Management Agreement and the investment advisory fee under such agreement, the Board concluded that:

               - the Board was satisfied with the nature, extent and high quality of the investment advisory services expected to be provided to the Fund by RMCI, recognizing the premier services and performance RMCI historically has provided to money market funds in the Reserve family of funds when compared to competitors.
               - RMCI's profitability based on proposed fees payable under the Management Agreement was reasonable in light of the nature, extent and quality of the services to be provided to the Fund thereunder, given that the size of the Fund, and hence RMCI's profitability, was largely speculative at the time of the Board's consideration.
               - in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that RMCI and its affiliates may receive were considered reasonable.
               - when the Advisory Portion was compared to other RMCI-advised money market funds and to other short-duration bond funds advised by other managers, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement with respect to the Fund.

                             OTHER SERVICE PROVIDERS

TRANSFER AGENT. The Trust acts as its own transfer and dividend-paying agent.

CUSTODIAN. JPMorganChase Bank, 4 New York Plaza, New York, NY 10004 is the custodian of the assets of the Fund (the "Custodian") pursuant to a Custodian Agreement with the Trust on behalf of the Fund. The Bank of New York, 1 Wall Street, New York, NY 10286 and State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 provides custody services to the Fund in connection with certain repurchase agreements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP ("PwC"), 300 Madison Avenue, New York, NY 10017 serves as the Trust's independent registered public accounting firm.

                           INFORMATION ABOUT THE TRUST

The Reserve Funds' Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.

Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares. Any such changes must comply with all applicable state and federal securities laws that require that each class be preferred over all other classes in respect to assets specifically allocated to such class. Upon liquidation of any fund, shareholders are entitled to share, pro rata, in the net assets of their respective class fund shares available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each share has one vote except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that fund and/or class (subject only to rights of creditors of the fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.

                           HOW TO BUY AND SELL SHARES

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received the Fund's Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or by calling 800-637-1700 between the hours of 8:30 a.m. and 6:00.

PURCHASES GENERAL. Shares of the Fund are sold without a front- or back-end sales load. You may be charged a fee if you effect transactions in shares of the Fund through a securities dealer, bank or other financial institution. The Fund reserves the right to reject any purchase order.

INVESTMENTS THROUGH SWEEP PROGRAMS. Investments made through a sweep program may be subject to different investment minimums, policies and fees than those described here. You should consult a representative of the sweep program sponsor for more information.

SHARE CERTIFICATES. Share certificates are not issued by the Fund.

REDEMPTIONS. A check-writing service fee of $100 may be charged for redemption checks of less than $100,000 by Class 10, 15, 20, 25, 35 and 45 shareholders. There will be a fee of $10 on all wire redemptions of less than $1 million for Class 10 shares, or less than $500,000 for Class 15 shares; and a fee of $100 on all wire redemptions of less than $100,000 for Class 20, 25, 35 and 45 shares. Service fees may be reduced or waived under certain conditions and increased upon 60 days' notice to shareholders. Copies of shareholder redemption checks are not returned to shareholders.

REDEMPTIONS IN KIND. Redemption payments will normally be made by check or wire transfer, but the Fund is authorized to make payment for redemptions partly or wholly by delivery of investment securities valued at the same aggregate net asset value as the shares being redeemed ("redemptions in kind"). The Fund has elected to limit the right to make redemptions in kind to the extent that a shareholder's redemptions in any 90-day period exceed the lesser of $250,000 or 1% of the net assets of the Fund. The election is irrevocable pursuant to rules and regulations under the Investment Company Act unless withdrawal is permitted by order of the SEC. The Fund intends to redeem in kind only when necessary. In disposing of securities received in such a redemption, a shareholder might incur transaction costs and, on the date of disposition, might receive an amount less than the NAV of the Fund on the redemption date.

TELEPHONE REQUESTS. If you completed the "Redemption and Exchanges by Telephone" information on your Account Application, you may redeem your shares by calling the Fund at 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Fund, send a written request to the Fund with a medallion signature guarantee to the Fund. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within 30 days of such redemption request. The Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions that it reasonably believes to be genuine.

WRITTEN REQUESTS. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of required account holders. A medallion signature guarantee will also be required for the types of redemptions listed below.

MEDALLION SIGNATURE GUARANTEES. The following types of redemptions require written instructions and a medallion signature guarantee:

     - the redemption is for more than $10,000 or redemption proceeds are not being sent to the shareholder's designated bank or brokerage account;

     -    the account address has been changed within the past 30 days;

     - the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Fund from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the NYSE is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the NYSE is restricted or an emergency exists that makes it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit.

IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY TAKE UP TO FIFTEEN (15) CALENDAR DAYS FROM THE DATE OF PURCHASE.

Shareholder checks written against funds that are not yet considered collected will be returned and a fee charged against their account.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE. Shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Exchange requests must be received by each Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your account application and marked to box the authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, each fund will provide written confirmation of exchange transactions. The Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries, and some Intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to increase the minimum initial investment amount and to change the minimum account size subject to a low balance fee or involuntary redemption. The Fund further reserves the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. The Fund and the Adviser do not provide tax advice and strongly urge investors to consult their own tax adviser(s) with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

                          THE FUND AND ITS INVESTMENTS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code") each taxable year, so long as such qualification is in the best interests of shareholders. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (I.E., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains, and other permitted mutual fund income), and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, or any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or businesses or in securities of one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (I.E., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund does not qualify as a regulated investment company, or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. However, such dividends would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (I.E., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Investments by the Fund in zero coupon securities generally will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. Under the U.S. federal income tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

Gain derived by the Fund from the disposition of any market discount bonds (I.E., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price by more than a DE MINIMIS amount) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

FOREIGN INVESTMENTS. Interest or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may for U.S. income tax purposes elect to treat foreign income taxes paid by it as paid by its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their PRO RATA portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

TAXATION OF U.S. SHAREHOLDERS

DIVIDENDS AND DISTRIBUTION. The Fund declares dividends daily and pays them monthly. The Fund intends to declare daily dividends, consisting of daily income earned. At times, daily dividend declarations could also include short-term capital gains, if any, on securities holdings and other Fund assets. Over the course of the year, substantially all of the Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, whether paid in cash or in shares and regardless of how long the shareholder has held the Fund's shares, and are not eligible for the corporate dividends-received deduction.

Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of dividends and distributions, and shareholders receiving dividends or distributions in the form of additional shares will receive a report as to the NAV of those shares.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six (6) months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

SALES OF SHARES. Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be a capital gain or loss that, if the shares were held as capital assets in the shareholder's hands, will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six (6) months or less will be treated as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six
(6) months.

The Fund may be required by federal law to withhold 28% of dividends, distributions and redemption proceeds payable to you that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) the Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited against your U.S. federal income tax liability. For individual shareholders, the TIN is the shareholder's social security number.

OTHER TAXES. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

NON-U.S. SHAREHOLDERS. Dividends by the Fund paid to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or a lower treaty rate).

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distribution of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

Recently enacted legislation will generally exempt from United States federal withholding tax properly designated dividends that (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). This legislation applies for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or a substitute form).

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUND AND ITS SHAREHOLDERS. INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISER(S) WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

                                YIELD INFORMATION

The yield on each Fund's shares may fluctuate. The yield for past periods is not an indication of future yields. The yield is affected by such factors as changes in the type and quality of portfolio securities held, portfolio maturity and operating expenses. Although yield information is useful in reviewing the Fund's performance relative to other funds that hold investments of similar quality, current yield information may not provide a basis for comparison with investments that pay a fixed yield over a fixed period of time.

The Fund had not commenced operations as of the date of this SAI and therefore no historic yield information is available.

                              FINANCIAL STATEMENTS

The Fund's financial statement follows the Report by, its independent registered public accounting firm

                                     RATINGS

                             SHORT-TERM INSTRUMENTS

The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICES, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three (3) categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, I.E., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

                            CORPORATE DEBT OBLIGATION

The following summarizes the ratings used by S&P for corporate debt obligations:

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

The following summarizes the ratings used by Moody's for corporate debt obligations:

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                                                      APPENDIX A

                        RESERVE MANAGEMENT COMPANY, INC.
                       PROXY VOTING POLICY AND PROCEDURES

I.     POLICY

Reserve Management Company, Inc. (the "Adviser") acts as investment adviser for the various series of The Reserve Funds, registered investment companies, referred to collectively as the "Funds". The Adviser has full authority to vote proxies on behalf of each Fund. Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time. Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

When voting proxies for the Funds, the Adviser's utmost concern is that all decisions be made solely in the best interest of each Fund. The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund's account.

II.    PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").

III.   PROCEDURES

The Portfolio Manager of each Fund (each a "Portfolio Manager") is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of each Fund's best interests. Although many proxy proposals can be voted in accordance with the Funds' established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

       A.  CONFLICTS OF INTEREST

Where a proxy proposal raises a material conflict between the Adviser's interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

           1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that the Adviser HAS LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

           2. OBTAIN CONSENT. To the extent that the Adviser HAS DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities. The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict such that each affected Fund would be able to make an informed decision regarding the vote. If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund's account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by the Adviser will be addressed as described above in this
Section III.A.

       B.  LIMITATIONS

In certain circumstances, in accordance with a Fund's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

           1. FUND MAINTAINS PROXY VOTING AUTHORITY: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

           2. TERMINATED ACCOUNT: Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

           3. LIMITED VALUE: If the Adviser determines that the value of a Fund's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the Fund's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

           4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund's account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds' custodian in place at that time.

           5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund's proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.    RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.     PROXY VOTING GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules. The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed. However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

The following guidelines are grouped according to the types of proposals generally presented to stockholders. Part A deals with proposals that have been approved and recommended by the company's board of directors. Part B deals with proposals submitted by stockholders for inclusion in proxy statements. Part C addresses unique considerations pertaining to foreign issuers.

       A.  BOARD APPROVED PROPOSALS

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself. These proposals have been approved and recommended by the issuer's board of directors. The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests. Accordingly, the Funds' proxies will generally be voted for board-approved proposals, except as follows:

               a. The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

               b. The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

           The Funds will vote on a case-by-case basis on board approved proposals:

               -    relating to executive compensation.

               -    relating to changes in a company's capitalization.

               - relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

               -    to adopt any form of anti-takeover measures.

               - to amend a company's charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company's name or to authorize additional shares of common stock).

               - on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

       B.  STOCKHOLDER PROPOSALS

     The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company's proxy statement. These proposals often seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The Funds will vote on a case-by-case basis on all shareholder proposals.

       C.  VOTING SHARES OF FOREIGN ISSUERS

     Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing certain foreign issuers may provide substantially less protection for shareholders. As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers. Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

                                                                      APPENDIX B

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                [TO BE PROVIDED]

                                     PART C

Item 23. Exhibits.

(a) Declaration of Trust and Amendments, filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(b) By-Laws and Amendments filed, as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(c) Declaration of Trust and Amendments, filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(d)(1) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds dated June 26, 1999, filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement, dated April 9, 2001, and incorporated by reference.

(d)(2) Amendment to the Investment Management Agreement of Primary Fund, dated September 24, 2003.

(d)(3) Amendment to the Investment Management Agreement of U.S. Government Fund, dated September 24, 2003.

(d)(4) Amendment to the Investment Management Agreement of U.S. Treasury Fund, dated September 24, 2003.

(e) Form of Distribution Agreement, filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.

(f) Not applicable

(g)(1) Global Custodian Agreement with Chase Manhattan Bank, filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement, filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.

(h) Not applicable

(i) Opinion and Consent of Counsel -to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm- to be filed by amendment.

(k) Not applicable

(l) Not applicable

(m)(1) Form of Registered Dealer Agreement, filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

(m)(2) Plan of Distribution, filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

(n)(1) Registrant's Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

(n)(2) Reserve Liquid Performance Multiple Class Plan pursuant to Rule 18f-3 - to be filed by amendment.

(o) Reserved

(p) Code of Ethics.

Item 24. Persons Controlled by or Under Common Control with Registrant. The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification.

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

     Reserve Management Company, Inc. ("RMCI") acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust, Hallmark Investment Series Trust and Reserve Short Term Investment Trust.

     Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since March 31, 2003 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman/CEO and Trustee, Mr. Bruce Bent II is President and Assistant Treasurer, Mr. Arthur Bent II is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary, Mr. Barry is Controller and Ms. Bizar is Secretary and General Counsel of each of the Trusts for which RMCI acts as investment adviser. The address of each of the registered investment management companies listed above, RMCI, Reserve Management Corporation and Resrv Partners, Inc. is 1250 Broadway, 32nd Floor, New York, New York 10001.

NAME                                      POSITION WITH ADVISER                   OTHER BUSINESS
----------------------------------------  --------------------------------------  ---------------------------------------
Bruce R. Bent                             President                               Chairman, CEO and Director of Reserve
                                                                                  Management Corporation and Chairman
                                                                                  and Director and of Resrv Partners,
                                                                                  Inc., both of which have the same
                                                                                  address as the Trust.

Bruce R. Bent II                          Sr. Vice President                      President, Secretary and Director of
                                                                                  Reserve Management Corporation and
                                                                                  Secretary and Director of Resrv
                                                                                  Partners, Inc., both of which have
                                                                                  the same address as the Trust.

Arthur T. Bent III                        Sr. Vice President                      Chief Operating Officer, Treasurer
                                                                                  and Director of Reserve Management
                                                                                  Corporation and Assistant Treasurer
                                                                                  and Director of Resrv Partners, Inc.,
                                                                                  both of which have the same address
                                                                                  as the Trust.

Daniel F. Barry                           Controller                              Controller of Reserve Management
                                                                                  Corporation and Resrv Partners, Inc.

Amy W. Bizar                              General Counsel                         General Counsel of Reserve Management
                                                                                  Corporation and Resrv Partners, Inc.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust, Hallmark Investment Series Trust and Reserve Short-Term Investment Trust.

(b) Provided below is the name, position(s) and office(s) with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

                                          POSITION(S) AND OFFICE(S)               POSITION(S) AND OFFICE(S)
NAME                                      WITH RESRV PARTNERS, INC.               WITH THE REGISTRANT
----------------------------------------  --------------------------------------  ---------------------------------------
Bruce Bent                                Chairman and Director                   Chairman and CEO

Mary Belmonte                             President                               None

Bruce R. Bent II                          Secretary, Assistant Treasurer and      President and Assistant Treasurer
                                          Director

Arthur T. Bent III                        Treasurer, Assistant Secretary and      Senior Vice President, Treasurer,
                                          Director                                Chief Operating Officer and Assistant
                                                                                  Secretary

Daniel Barry                              Controller                              Controller

Amy Bizar                                 General Counsel                         Secretary, General Counsel

(c) Not applicable.

Item 28.  Location of Accounts and Records.

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services. See "Investment Management, Arrangements" in
Part B.

Item 32. Undertakings.   Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of July, 2005.


                             THE RESERVE FUNDS


                             By:   /s/ Bruce R. Bent
                                   ----------------------------------
                                   Bruce R. Bent
                                   Chairman, Chief Executive Officer and Trustee


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been sign below by the following persons in the capacities and the dates indicated.

SIGNATURE                                         TITLE                            DATE
---------                                         -----                            ----
/s/ Bruce R. Bent              Chairman, Chief Executive Officer              July 25, 2005
-----------------------------  and Trustee
    Bruce R. Bent

/s/ Bruce R. Bent II           President and Assistant Treasurer              July 25, 2005
-----------------------------
    Bruce R. Bent II

/s/ Arthur T. Bent*            Senior Vice President, Treasurer,              July 25, 2005
-----------------------------  Chief Operating Officer and
    Arthur T. Bent III         Secretary

/s/ Edwin Ehlert, Jr.*         Trustee                                        July 25, 2005
-----------------------------
     Edwin Ehlert, Jr.

/s/ William J. Montgoris*      Trustee                                        July 25, 2005
--------------------------
    William J. Montgoris

                            * By:   /s/ Bruce R. Bent
                                    ---------------------------------
                                    Bruce R. Bent as Attorney-in-Fact

                                POWER OF ATTORNEY

Each of the undersigned, Bruce R. Bent, Edwin Ehlert, Jr. and William Montgoris, the Trustees, and Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, the Officers of The Reserve Fund, a registered investment company (the "Trust"), hereby authorizes each of Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of the Trust and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     Dated: June 22, 2005

/s/ Bruce R. Bent                       Chairman/CEO and Trustee (principal executive operating
-----------------------------------     and financial officer)
Bruce R. Bent

/s/ Bruce R. Bent II                    President and Assistant Treasurer
-----------------------------------
Bruce R. Bent II

/s/ Arthur T. Bent III                  Senior Vice President, Treasurer, Chief Operating Officer
-----------------------------------     and Assistant Secretary
Arthur T. Bent III

/s/ Edwin Ehlert, Jr.                   Trustee
-----------------------------------
Edwin Ehlert, Jr.

/s/ William Montgoris                   Trustee
-----------------------------------
William Montgoris